Document and Entity Information	May 14, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001888447
Document Type	8-K/A
Document Period End Date	May 14, 2025
Entity Registrant Name	Excelerate Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41352
Entity Tax Identification Number	87-2878691
Entity Address, Address Line One	2445 Technology Forest Blvd
Entity Address, Address Line Two	Level 6
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(832)
Local Phone Number	813-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On May 14, 2025, Excelerate Energy, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (the “Original 8-K”) to report that it completed the acquisition of the Jamaican operations of New Fortress Energy Inc. (“NFE Jamaica” and such acquisition, the “Acquisition”) on May 14, 2025 pursuant to the terms of the equity and asset purchase agreement, dated March 26, 2025, by and among Excelerate Energy Limited Partnership (“EELP”), a subsidiary of the Company, Atlantic Energy Holdings LLC, (“Seller”) and New Fortress Energy Inc. (together with Seller, the “NFE Parties”). This Amendment No. 1 (this “Amendment”) amends the Original Form 8-K to include (i) the financial statements of NFE Jamaica required by Item 9.01(a) and (ii) the pro forma financial information of the Company required by Item 9.01(b). The Company had previously indicated in the Original Form 8-K that such financial statements and pro forma information would be provided no later than 71 days from the date on which the Original Form 8-K was required to be filed.
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	EE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false